Concentration and Risks - Schedule of Concentration Risk of Accounts and Notes receivable from Third Parties (Details) - Accounts and Notes Receivable - Credit Risk - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Company A
Concentration Risk [Line Items]
Accounts and notes receivable	¥ 161,785	¥ 221,614
Concentration risk, percentage	54.00%	52.00%
Company B
Concentration Risk [Line Items]
Accounts and notes receivable	¥ 37,776	¥ 164,518
Concentration risk, percentage	12.00%	38.00%